MoA Core Bond Fund Average Annual Total Returns	12 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.01%)	(0.33%)	1.31%	0.88%	1.35%
MoA Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.17%		(0.82%)			1.24%
MoA Core Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.40%)		(2.08%)			(0.01%)
MoA Core Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.69%		(1.11%)			0.43%